Employee Benefits - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ (137)	$ (193)	$ (196)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(17)	(26)	(24)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(5)	(11)	(10)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(4)	(16)	(15)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	3	(28)	(29)
Other Operating (Expense)/Income [Member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense		(6)	(4)
Exceptional items [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense		1	6
Net Finance Cost [Member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(114)	(107)	(120)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(67)	(72)	(74)
Administration costs	(23)	(14)	(22)
Past service cost due to plan amendments and curtailments	66	(3)	17
(Losses)/gains on due to experience and demographic assumption changes	1	3	3
Profit from operations	(23)	(86)	(76)
Net finance cost	(114)	(107)	(120)
Employee benefits expense	$ (137)	$ (193)	$ (196)